Goodwill - Movement table Narrative (Detail) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Orthoview [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	€ 216
Engimplan [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	(178)
e-Prototypy [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	€ 6